Revenue Recognition - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue from Contracts with Customers [Line Items]
Insurance brokerage commissions	$ 478,143	$ 979,236
Securities brokerage commissions	363,565	1,688,618
Market making commissions and fees	57,339	1,020,189
Total revenue from contracts with customers	899,047	3,688,043
Geographic revenue	899,047	3,688,043
Hong Kong [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue from contracts with customers	841,708	2,667,854
Geographic revenue	841,708	2,667,854
Cayman Islands [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue from contracts with customers	57,339	1,020,189
Geographic revenue	$ 57,339	$ 1,020,189